Concentration of Credit Risk and Trade Accounts Receivable (Tables)	9 Months Ended
Sep. 30, 2013
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
The following table summarizes the percentage of revenue earned from those customers that accounted for 10% or more of the Partnership's consolidated revenue in the consolidated statement of operations for the each of the periods presented below:

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
Customer A	26%	23%	28%	29%
Customer B	13%	17%	13%	—%
Customer C	12%	11%	12%	12%
Customer D	—%	12%	—%	16%
Other	49%	37%	47%	43%
Total	100%	100%	100%	100%